Interests in Unconsolidated Structured Entities - Summary of Unconsolidated Structured Entities and Nature of Risks (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Other financial assets	₩ 1,690,046	₩ 1,617,956
Joint ventures and associates	267,660	272,407
Real Estate Finance [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	1,595,895	1,429,910
Other financial assets	15,816	24,421
Joint ventures and associates	8,542	7,293
Total	24,358	31,714
Maximum loss exposure Investment assets	24,358	31,714
PEF &Investment Fund [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	4,060,992	3,701,718
Other financial assets	100,496	94,075
Joint ventures and associates	192,022	166,159
Total	292,518	260,234
Maximum loss exposure Investment assets	292,518	260,234
Asset Securitization [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	2,562,931	2,751,208
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	8,219,818	7,882,836
Other financial assets	116,312	118,496
Joint ventures and associates	200,564	173,452
Total	316,876	291,948
Maximum loss exposure Investment assets	₩ 316,876	₩ 291,948